8. TRADE ACCOUNTS RECEIVABLE, NET AND OTHER RECEIVABLES (Details 3) - BRL (R$) R$ in Millions	Dec. 31, 2018	Dec. 31, 2017
TradeAccountsReceivableNetAndOtherReceivablesLineItems [Line Items]
Trade Receivables	R$ 2,612.9	R$ 3,925.3
( - ) Adjustment to present value	(10.3)	(13.7)
( - ) Allowance for doubtful accounts	(508.8)	(467.6)
Current [Member]
TradeAccountsReceivableNetAndOtherReceivablesLineItems [Line Items]
Trade Receivables	2,451.6	3,272.1
01 to 60 days [Member]
TradeAccountsReceivableNetAndOtherReceivablesLineItems [Line Items]
Trade Receivables	133.0	364.3
61 to 90 days [Member]
TradeAccountsReceivableNetAndOtherReceivablesLineItems [Line Items]
Trade Receivables	25.4	98.9
91 to 120 days
TradeAccountsReceivableNetAndOtherReceivablesLineItems [Line Items]
Trade Receivables	10.6	33.7
121 to 180 days
TradeAccountsReceivableNetAndOtherReceivablesLineItems [Line Items]
Trade Receivables	27.0	74.6
181 to 360 days
TradeAccountsReceivableNetAndOtherReceivablesLineItems [Line Items]
Trade Receivables	36.8	170.8
More than 361 days
TradeAccountsReceivableNetAndOtherReceivablesLineItems [Line Items]
Trade Receivables	R$ 447.6	R$ 392.2